DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 24, 2020 USD ($) $ / shares shares	Dec. 18, 2019	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares			6,439	6,439			6,439
Cash held outside the Trust Account			$ 7,996,362	$ 32,478,948			$ 7,996,362		$ 27,787,314
Cash of not held in the trust account and available for working capital purposes							(5,566,182)
LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				8,009,041
Proceeds from sale of Private Placement Warrants								$ 2,831,809
Transaction Costs	$ 1,858,498
Underwriting fees	1,601,808
Other offering costs	$ 256,690
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account								80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination								50.00%
Cash held outside the Trust Account			200,897			$ 25,000	$ 200,897	$ 416,111
Cash of not held in the trust account and available for working capital purposes			$ 200,897					416,111
Aggregate purchase price						$ 25,000
Proceeds from Related Party Debt					$ 175,000			175,000
Condition for future business combination number of businesses minimum		1
Payments for investment of cash in Trust Account								80,090,412
Working capital subject to annual limit								250,000
Condition for future business combination threshold Net Tangible Assets								$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent								20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)								100.00%
Threshold business days for redemption of public shares								5 days
Initial Public Offering | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares	8,009,041
Purchase price, per unit | $ / shares	$ 10.00
Payments for investment of cash in Trust Account	$ 80,090,412
Private Placement | Private Placement Warrants | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	3,146,454		3,146,454				3,146,454	3,146,454
Price of warrant | $ / shares	$ 0.90		$ 0.90				$ 0.90	$ 0.90
Proceeds from sale of Private Placement Warrants	$ 2,831,809		$ 2,831,809					$ 2,831,809
Over-allotment option | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares	509,041
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00				$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 80,090,410